Taxes on Income (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Taxes on Income (Textual)
Statutory tax rate	26.50%	26.50%	25.00%
Accumulated losses for tax purposes	$ 6.0
Israel Tax Authority [Member]
Taxes on Income (Textual)
Statutory tax rate	25.00%
Subsidiaries [Member]
Taxes on Income (Textual)
Accumulated losses for tax purposes	$ 4.4